SCHEDULE OF BUSINESS INTERESTS INTO REPORTABLE SEGMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 11,448,265	$ 9,889,433
Gross Profit	5,451,216	4,745,965
Segment Assets	3,710,026	5,766,164
Segment Profit/Loss	(3,909,868)	(5,315,883)
Cost of Sales	5,997,049	5,143,468
Trxade, Inc.[Member]
Segment Reporting Information [Line Items]
Revenue	5,435,814	4,924,015
Gross Profit	5,433,641	4,921,084
Segment Assets	1,877,881	2,273,330
Segment Profit/Loss	1,924,355	1,977,938
Cost of Sales	2,173	2,931
Community Specialty Pharmacy, LLC [Member]
Segment Reporting Information [Line Items]
Revenue	1,175,474	1,652,841
Gross Profit	(90,678)	156,785
Segment Assets	(621,686)	(431,593)
Segment Profit/Loss	(469,778)	(128,563)
Cost of Sales	1,266,152	1,496,056
Integra Pharma LLC [Member]
Segment Reporting Information [Line Items]
Revenue	4,754,067	3,250,561
Gross Profit	25,343	(393,582)
Segment Assets	445,264	565,619
Segment Profit/Loss	(545,557)	(2,749,028)
Cost of Sales	4,728,724	3,644,143
Other Segments [Member]
Segment Reporting Information [Line Items]
Revenue	82,910	62,016
Gross Profit	82,910	61,678
Segment Assets	2,008,567	3,358,808
Segment Profit/Loss	(4,818,888)	(4,416,230)
Cost of Sales		$ 338